Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended	3 Months Ended
	Apr. 30, 2022	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Nov. 30, 2021
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility		$ 1,602
Income tax expense		$ 738	$ 284	$ 531
Canada Recovery Dividend Tax On Banks And Life Insurance Groups [Member]
Disclosure Of Income Taxes [Line Items]
One time Canada Recovery Dividend tax (CRD) rate	15.00%
Minimum taxable income used as a basis for one time Canada Recovery Dividend Tax	$ 1,000
Minimum taxable income on prospective increase in tax	$ 100
Percentage of prospective increase in tax rate	1.50%	1.50%
One time Canada recovery dividend tax payment term	5 years
Income tax expense		$ 35
Income tax based on present value of recovery dividend		510
Recovery dividend		555
Discount on recovery dividend		$ 45
Period of accretion of discount on recovery dividend		4 years
2017 Taxation Year [Member]
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility		$ 182
Foreign Exchange Capital Loss Reassessment [member]
Disclosure Of Income Taxes [Line Items]
Income tax reassessment exposure of additional tax and interest					$ 300
Income tax reassessment unrecognized capital tax loss carryforwards					$ 600